LEASES - Future payments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Operating leases
Less Current Portion of Lease Liability	$ (1,077,971)	$ (269,154)
Operating Lease Liabilities, Net of Current Portion	9,859,232	$ 2,865,480
Finance leases
Less Current Portion of Lease Liability	(66,790)
Finance Lease Liabilities, Net of Current Portion	214,017
Total leases
2023	2,408,929
2024	2,449,245
2025	2,422,031
2026	2,263,644
2027	2,034,888
Thereafter	5,304,812
Total Future Minimum Lease Payments	16,883,549
Less Imputed Interest	(5,665,539)
Present Value of Lease Liability	11,218,010
Less Current Portion of Lease Liability	(1,144,761)
Present Value of Lease Liability, Net of Current Portion	10,073,249
Third Parties
Operating leases
2023	1,371,629
2024	1,399,456
2025	1,399,104
2026	1,372,745
2027	1,126,862
Thereafter	2,138,205
Total Future Minimum Lease Payments	8,808,001
Less Imputed Interest	(2,792,842)
Present Value of Lease Liability	6,015,159
Less Current Portion of Lease Liability	(710,793)
Operating Lease Liabilities, Net of Current Portion	5,304,366
Finance leases
2023	118,069
2024	118,069
2025	148,656
Total Future Minimum Lease Payments	384,794
Less Imputed Interest	(103,987)
Present Value of Lease Liability	280,807
Less Current Portion of Lease Liability	(66,790)
Finance Lease Liabilities, Net of Current Portion	214,017
Related Parties
Operating leases
2023	919,231
2024	931,720
2025	874,271
2026	890,899
2027	908,026
Thereafter	3,166,607
Total Future Minimum Lease Payments	7,690,754
Less Imputed Interest	(2,768,710)
Present Value of Lease Liability	4,922,044
Less Current Portion of Lease Liability	(367,178)
Operating Lease Liabilities, Net of Current Portion	$ 4,554,866